Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 28,587	$ 54,171
Restricted cash		163	144
Short term bank deposits		15,402	400
Trade receivable		1,258	2,202
Prepaid expenses and other receivables		2,026	1,839
Total current assets		47,436	58,756
NON-CURRENT ASSETS:
Operating lease right-of-use assets		1,740	465
Property and equipment, net		1,309	1,609
Total non-current assets		3,049	2,074
Total assets		50,485	60,830
CURRENT LIABILITIES:
Trade payables		1,149	1,244
Operating lease liabilities		436	364
Employees and payroll accruals		2,916	2,861
Deferred revenue			351
Accrued expenses and other payables		1,710	5,609
Total current liabilities		6,211	10,429
LONG-TERM LIABILITIES:
Operating lease liabilities		1,306	17
Warrant liabilities		875	1,631
Total long-term liabilities		2,181	1,648
SHAREHOLDERS’ EQUITY:
Ordinary Shares, NIS 0.000216 par value; 130,000,000 authorized shares as of December 31, 2023 and 2022; 77,925,095 and 64,160,890 outstanding shares at December 31, 2023 and 2022, respectively	[1]
Additional paid-in capital		245,733	208,893
Accumulated deficit		(203,640)	(160,140)
Total shareholders’ equity		42,093	48,753
Total liabilities and shareholders’ equity		$ 50,485	$ 60,830

[1]	Represents less than $1.